UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4173

John Hancock Investors Trust
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone
Treasurer

601 Congress Street

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2011

ITEM 1. REPORTS TO STOCKHOLDERS.

John Hancock
MUTUAL FUNDS

John Hancock
Investors Trust

Semiannual Report
4.30.11

Ticker | **JHI**

Portfolio summary

Portfolio Composition[1]

Corporate Bonds	59%	Common Stocks	2%

U.S. Government &		Foreign Government Obligations	2%
Agency Obligations	26%
		Convertible Bonds	2%
Collateralized Mortgage Obligations	5%
		Asset-Backed Securities	1%
Preferred Securities	2%
		Capital Preferred Securities	1%

Sector Composition[1,2]

U.S. Government &		Collateralized Mortgage Obligations	5%
Agency Obligations	26%
		Consumer Staples	3%
Consumer Discretionary	16%
		Utilities	3%
Financials	11%
		Foreign Government Obligations	2%
Materials	9%
		Health Care	1%
Industrials	8%
		Information Technology	1%
Energy	8%
		Asset-Backed Securities	1%
Telecommunication Services	6%

Quality Distribution[1,3]

AAA	28%	B	25%

A	5%	CCC & Below	14%

BBB	14%	Not Rated	2%

BB	8%	Equity	4%

1 As a percentage of the Fund’s total investments on 4-30-11.

2 Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors.

3 Ratings are from Moody’s Investor Services, Inc. If not available, we have used S&P ratings. In the absence of ratings from these agencies, we have used Fitch, Inc. ratings. “Not Rated” securities are those with no ratings available. They may have internal ratings similar to those shown. All are as of 4-30-11 and do not reflect subsequent downgrades, if any.

6	Investors Trust | Semiannual report

Fund’s investments

As of 4-30-11 (unaudited)

		Maturity
	Rate (%)	date	Par value	Value
Corporate Bonds 83.80% (58.70% of Total Investments)				$147,531,600

(Cost $137,219,346)

Consumer Discretionary 18.98%				33,406,147

Auto Components 1.07%

Allison Transmission, Inc. (S)(Z)	11.000	11-01-15	$1,000,000	1,087,480

Allison Transmission, Inc. (S)	7.125	05-15-19	497,000	504,455

Exide Technologies (S)	8.625	02-01-18	270,000	289,575

Hotels, Restaurants & Leisure 6.38%

Downstream Development Authority of the
Quapaw Tribe of Oklahoma (S)(Z)	12.000	10-15-15	2,000,000	2,160,000

Greektown Superholdings, Inc.	13.000	07-01-15	2,179,000	2,459,546

Jacobs Entertainment, Inc. (Z)	9.750	06-15-14	1,000,000	1,027,500

Landry’s Restaurants, Inc.	11.625	12-01-15	360,000	389,700

Little Traverse Bay Bands of Odawa Indians (S)	9.000	08-31-20	328,000	295,200

Mashantucket Western Pequot Tribe (H)(S)	5.912	09-01-21	275,000	126,822

Mashantucket Western Pequot Tribe,
Series A (H)(S)	8.500	11-15-15	2,000,000	250,000

Midwest Gaming Borrower LLC/Midwest
Finance Corp. (S)(Z)	11.625	04-15-16	80,000	85,600

Mohegan Tribal Gaming Authority (Z)	7.125	08-15-14	1,000,000	732,500

MTR Gaming Group, Inc. (Z)	12.625	07-15-14	1,055,000	1,118,300

MTR Gaming Group, Inc., Series B (Z)	9.000	06-01-12	590,000	561,238

Pokagon Gaming Authority (S)(Z)	10.375	06-15-14	694,000	715,688

Turning Stone Resort Casino Enterprises (S)(Z)	9.125	09-15-14	485,000	500,763

Waterford Gaming LLC (S)(Z)	8.625	09-15-14	904,742	427,278

Yonkers Racing Corp. (S)(Z)	11.375	07-15-16	351,000	386,100

Household Durables 0.08%

Standard Pacific Corp.	8.375	05-15-18	140,000	144,900

Household Products 0.23%

Reynolds Group Issuer, Inc. (S)	8.500	05-15-18	390,000	401,700

Leisure Equipment & Products 0.30%

Easton-Bell Sports, Inc.	9.750	12-01-16	465,000	520,800

Media 8.48%

AMC Entertainment, Inc. (Z)	8.750	06-01-19	350,000	379,750

Canadian Satellite Radio Holdings, Inc.	12.750	02-15-14	2,000,000	2,055,000

CCH II LLC/CCH II Capital Corp.	13.500	11-30-16	841,501	1,015,061

Cinemark USA, Inc. (Z)	8.625	06-15-19	245,000	268,275

Clear Channel Communications, Inc.	10.750	08-01-16	1,385,000	1,346,913

See notes to financial statements	Semiannual report | Investors Trust	7

		Maturity
	Rate (%)	date	Par value	Value
Media (continued)

Clear Channel Communications, Inc., PIK	11.000	08-01-16	$1,806,617	$1,711,770

Clear Channel Worldwide Holdings, Inc.	9.250	12-15-17	100,000	111,125

Clear Channel Worldwide Holdings, Inc.,
Series B	9.250	12-15-17	395,000	439,438

CSC Holdings LLC	8.500	06-15-15	755,000	823,894

DIRECTV Holdings LLC/DIRECTV Financing
Company, Inc.	5.875	10-01-19	355,000	390,459

News America, Inc. (Z)	7.750	01-20-24	980,000	1,172,998

Quebecor Media, Inc. (Z)	7.750	03-15-16	95,000	98,919

Regal Cinemas Corp. (Z)	8.625	07-15-19	130,000	140,075

Sirius XM Radio, Inc. (S)(Z)	8.750	04-01-15	2,000,000	2,240,000

SuperMedia, Inc., Escrow Certificates (I)	8.000	11-15-16	2,000,000	0

Time Warner Cable, Inc. (Z)	8.250	04-01-19	375,000	465,481

Videotron Ltee (Z)	6.375	12-15-15	300,000	309,750

XM Satellite Radio, Inc. (S)(Z)	13.000	08-01-13	1,650,000	1,959,375

Multiline Retail 1.35%

Macy’s Retail Holdings, Inc.	7.875	08-15-36	215,000	223,600

Michaels Stores, Inc. (Z)	11.375	11-01-16	1,975,000	2,152,750

Specialty Retail 0.75%

Hillman Group, Inc.	10.875	06-01-18	290,000	321,900

Sonic Automotive, Inc.	9.000	03-15-18	145,000	155,875

Staples, Inc. (Z)	9.750	01-15-14	500,000	601,344

Toys R Us Property Company LLC	8.500	12-01-17	225,000	241,875

Textiles, Apparel & Luxury Goods 0.34%

Phillips-Van Heusen Corp. (Z)	7.375	05-15-20	550,000	595,375

Consumer Staples 4.16%				7,321,149

Beverages 0.65%

Anheuser-Busch InBev Worldwide, Inc.	7.200	01-15-14	1,000,000	1,143,162

Food Products 2.02%

BFF International, Ltd. (S)(Z)	7.250	01-28-20	1,000,000	1,103,750

Bunge Ltd. Finance Corp. (Z)	5.350	04-15-14	1,015,000	1,094,337

Corp. Pesquera Inca SAC (S)(Z)	9.000	02-10-17	350,000	367,500

JBS Finance II, Ltd. (S)	8.250	01-29-18	775,000	804,063

TreeHouse Foods, Inc. (Z)	7.750	03-01-18	175,000	188,344

Household Products 0.58%

Yankee Candle Company, Inc. (Z)	8.500	02-15-15	655,000	682,838

Yankee Candle Company, Inc., Series B (Z)	9.750	02-15-17	315,000	336,263

Personal Products 0.46%

Hypermarcas SA (S)	6.500	04-20-21	600,000	606,000

Revlon Consumer Products Corp.	9.750	11-15-15	185,000	201,650

Tobacco 0.45%

Lorillard Tobacco Company (Z)	6.875	05-01-20	720,000	793,242

Energy 11.18%				19,689,817

Energy Equipment & Services 2.24%

Delek & Avner-Yam Tethys, Ltd. (S)	5.226	08-01-13	99,873	103,269

Gazprom OAO Via RBS AG (S)(Z)	9.625	03-01-13	1,000,000	1,135,000

8	Investors Trust | Semiannual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value	Value
Energy Equipment & Services (continued)

Offshore Group Investments, Ltd.	11.500	08-01-15	$2,180,000	$2,433,425

Trinidad Drilling, Ltd. (S)	7.875	01-15-19	265,000	280,900

Oil, Gas & Consumable Fuels 8.94%

Anadarko Petroleum Corp. (Z)	6.375	09-15-17	355,000	401,171

Devon Energy Corp. (Z)	5.625	01-15-14	1,035,000	1,149,103

Drummond Company, Inc. (Z)	7.375	02-15-16	1,760,000	1,821,600

EV Energy Partners LP/EV Energy Finance
Corp. (S)	8.000	04-15-19	405,000	418,163

Gibson Energy ULC/GEP Midstream
Finance Corp.	10.000	01-15-18	390,000	412,425

Linn Energy LLC/Linn Energy Finance Corp.	8.625	04-15-20	390,000	430,950

McMoRan Exploration Company (Z)	11.875	11-15-14	1,100,000	1,203,125

Niska Gas Storage U.S. LLC/Niska Gas Storage
Canada ULC	8.875	03-15-18	565,000	612,319

Overseas Shipholding Group, Inc. (Z)	8.125	03-30-18	500,000	487,500

Pan American Energy LLC (S)	7.875	05-07-21	350,000	375,375

Petro-Canada (Z)	9.250	10-15-21	1,000,000	1,358,450

Petroleos Mexicanos	6.000	03-05-20	360,000	385,020

Petroleos Mexicanos	4.875	03-15-15	1,000,000	1,071,000

Plains All American Pipeline LP/PAA Finance
Corp. (Z)	6.500	05-01-18	1,000,000	1,139,808

RDS Ultra-Deepwater, Ltd. (S)(Z)	11.875	03-15-17	750,000	841,875

Regency Energy Partners LP/Regency Energy
Finance Corp. (Z)	9.375	06-01-16	1,140,000	1,296,750

Thermon Industries, Inc.	9.500	05-01-17	1,755,000	1,886,625

Valero Energy Corp. (Z)	6.125	02-01-20	205,000	227,344

Valero Energy Corp. (Z)	4.500	02-01-15	205,000	218,620

Financials 13.00%				22,888,673

Capital Markets 1.40%

Knight Capital Group, Inc.	3.500	03-15-15	250,000	247,838

Morgan Stanley (Z)	6.000	04-28-15	1,000,000	1,103,242

The Goldman Sachs Group, Inc. (Z)	6.250	09-01-17	1,000,000	1,113,722

Commercial Banks 2.08%

Banco de Galicia y Buenos Aires (S)	8.750	05-04-18	303,000	303,000

Bank of Moscow via BOM Capital PL (S)(Z)	6.699	03-11-15	355,000	378,963

Barclays Bank PLC (Z)	5.140	10-14-20	1,595,000	1,552,169

Chuo Mitsui Trust & Banking Company, Ltd.
(5.506% to 4-15-15, then 3 month
LIBOR + 2.490%) (Q)(S)(Z)	5.506	04-15-15	905,000	918,575

State Bank of India/London (S)	4.500	07-27-15	500,000	515,309

Consumer Finance 0.93%

American Express Credit Corp. (Z)	5.125	08-25-14	1,000,000	1,092,154

SLM Corp. (Z)	8.450	06-15-18	485,000	550,475

Diversified Financial Services 3.79%

Alfa Bank OJSC Via Alfa Bond Issuance PLC (S)	7.750	04-28-21	300,000	303,127

Astoria Depositor Corp., Series B (S)	8.144	05-01-21	750,000	731,250

Beaver Valley Funding (Z)	9.000	06-01-17	607,000	665,885

Bosphorus Financial Services, Ltd. (P)(S)(Z)	2.113	02-15-12	125,000	123,727

CCM Merger, Inc. (S)(Z)	8.000	08-01-13	2,145,000	2,139,638

See notes to financial statements	Semiannual report | Investors Trust	9

		Maturity
	Rate (%)	date	Par value	Value
Diversified Financial Services (continued)

Corporacion Andina de Fomento (Z)	3.750	01-15-16	$690,000	$699,478

Crown Castle Towers LLC (S)(Z)	4.883	08-15-20	750,000	746,933

Nationstar Mortgage/Nationstar Capital
Corp. (S)(Z)	10.875	04-01-15	375,000	387,188

TAM Capital, Inc. (Z)	7.375	04-25-17	860,000	880,425

Insurance 1.55%

CNA Financial Corp. (Z)	7.350	11-15-19	655,000	758,883

Liberty Mutual Group, Inc. (S)(Z)	7.300	06-15-14	750,000	816,659

Lincoln National Corp. (7.000% to 5-17-16,
then 3 month LIBOR + 2.358%) (Z)	7.000	05-17-66	370,000	382,506

Symetra Financial Corp. (8.300% to 10-15-17,
then 3 month LIBOR + 4.177%) (S)(Z)	8.300	10-15-37	520,000	529,100

Willis North America, Inc. (Z)	7.000	09-29-19	215,000	235,092

Real Estate Investment Trusts 1.29%

Dexus Property Group (S)(Z)	7.125	10-15-14	1,000,000	1,128,865

DuPont Fabros Technology LP	8.500	12-15-17	350,000	386,750

Health Care REIT, Inc. (Z)	6.200	06-01-16	345,000	382,030

Plum Creek Timberlands LP (Z)	5.875	11-15-15	345,000	370,523

Real Estate Management & Development 1.96%

Realogy Corp. (S)	12.000	04-15-17	1,843,221	1,919,254

Realogy Corp. (S)	11.500	04-15-17	1,095,000	1,141,538

Yanlord Land Group, Ltd. (S)	10.625	03-29-18	375,000	384,375

Health Care 1.46%				$2,577,580

Health Care Equipment & Supplies 0.57%

Covidien International Finance SA (Z)	5.450	10-15-12	945,000	1,006,496

Health Care Providers & Services 0.39%

BioScrip, Inc.	10.250	10-01-15	510,000	510,000

Community Health Systems, Inc.	8.875	07-15-15	180,000	184,050

Pharmaceuticals 0.50%

Catalent Pharma Solutions, Inc., PIK (Z)	9.500	04-15-15	436,268	446,084

PharmaNet Development Group, Inc. (S)(Z)	10.875	04-15-17	390,000	430,950

Industrials 11.29%				19,872,733

Aerospace & Defense 1.70%

Colt Defense LLC/Colt Finance Corp. (S)	8.750	11-15-17	175,000	146,125

Embraer Overseas, Ltd. (Z)	6.375	01-15-20	885,000	949,163

Hawker Beechcraft Acquisition Company
LLC (Z)	8.500	04-01-15	855,000	724,613

Kratos Defense & Security Solutions, Inc.	10.000	06-01-17	400,000	439,000

L-3 Communications Corp., Series B (Z)	6.375	10-15-15	200,000	206,500

TransDigm, Inc. (S)	7.750	12-15-18	495,000	533,363

Airlines 4.27%

Continental Airlines 1999-1 Class A Pass
Through Trust (Z)	6.545	02-02-19	222,633	233,765

Continental Airlines 2000-2 Class B Pass
Through Trust (Z)	8.307	04-02-18	153,601	156,673

Continental Airlines 2001-1 Class C Pass
Through Trust	7.033	06-15-11	88,650	88,872

10	Investors Trust | Semiannual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value	Value
Airlines (continued)

Delta Air Lines 2007-1 Class A Pass Through
Trust (Z)	6.821	08-10-22	$729,954	$759,152

Delta Air Lines, Inc. (S)(Z)	12.250	03-15-15	410,000	460,225

Delta Air Lines, Inc. (S)(Z)	9.500	09-15-14	1,343,000	1,440,368

Global Aviation Holdings, Inc. (Z)	14.000	08-15-13	1,385,000	1,623,913

UAL 2009-1 Pass Through Trust (Z)	10.400	11-01-16	335,229	383,837

UAL 2009-2A Pass Through Trust (Z)	9.750	01-15-17	659,839	750,567

United Air Lines, Inc. (Z)	12.750	07-15-12	672,725	743,361

United Air Lines, Inc. (S)(Z)	12.000	11-01-13	820,000	887,650

Building Products 0.30%

Euramax International, Inc. (S)	9.500	04-01-16	120,000	124,800

Nortek, Inc. (S)	8.500	04-15-21	235,000	234,413

Voto-Votorantim Overseas Trading Operations
NV (S)(Z)	6.625	09-25-19	160,000	168,800

Commercial Services & Supplies 2.44%

ACCO Brands Corp.	10.625	03-15-15	615,000	693,413

Avis Budget Car Rental LLC/Avis Budget
Finance, Inc.	9.625	03-15-18	345,000	382,950

Garda World Security Corp. (S)(Z)	9.750	03-15-17	765,000	820,463

Iron Mountain, Inc. (Z)	8.375	08-15-21	760,000	809,400

MSX International, Inc. (S)	12.500	04-01-12	1,850,000	1,591,000

Electrical Equipment 0.18%

Coleman Cable, Inc.	9.000	02-15-18	295,000	311,963

Industrial Conglomerates 0.46%

Hutchison Whampoa International, Ltd. (S)(Z)	6.500	02-13-13	365,000	396,817

Hutchison Whampoa International, Ltd. (S)(Z)	4.625	09-11-15	385,000	410,662

Machinery 0.16%

Thermadyne Holdings Corp. (S)	9.000	12-15-17	260,000	275,925

Marine 0.12%

Navios South American Logistics, Inc./Navios
Logistics Finance (S)	9.250	04-15-19	200,000	204,750

Road & Rail 1.66%

CSX Corp. (Z)	6.300	03-15-12	1,000,000	1,047,755

RailAmerica, Inc. (Z)	9.250	07-01-17	448,000	498,400

Western Express, Inc. (S)(Z)	12.500	04-15-15	1,395,000	1,374,075

Information Technology 1.38%				2,425,488

Electronic Equipment, Instruments & Components 0.57%

Freescale Semiconductor, Inc. (S)(Z)	9.250	04-15-18	290,000	321,900

STATS ChipPAC, Ltd. (S)	7.500	08-12-15	630,000	680,400

IT Services 0.43%

Brightstar Corp. (S)	9.500	12-01-16	700,000	749,000

Software 0.38%

Vangent, Inc. (Z)	9.625	02-15-15	670,000	674,188

Materials 10.34%				18,201,558

Chemicals 2.81%

American Pacific Corp. (Z)	9.000	02-01-15	565,000	549,463

See notes to financial statements	Semiannual report | Investors Trust	11

		Maturity
	Rate (%)	date	Par value	Value
Chemicals (continued)

Braskem Finance, Ltd. (S)	5.750	04-15-21	$200,000	$197,363

Fufeng Group, Ltd. (S)	7.625	04-13-16	640,000	620,679

Inkia Energy, Ltd. (S)	8.375	04-04-21	1,400,000	1,421,000

Sterling Chemicals, Inc. (Z)	10.250	04-01-15	1,000,000	1,031,250

The Dow Chemical Company (Z)	5.900	02-15-15	1,000,000	1,124,721

Containers & Packaging 1.45%

AEP Industries, Inc. (S)	8.250	04-15-19	355,000	359,438

Ball Corp. (Z)	6.750	09-15-20	235,000	247,338

Berry Plastics Corp. (Z)	8.250	11-15-15	770,000	820,050

Cascades, Inc.	7.875	01-15-20	240,000	256,200

Graphic Packaging International, Inc. (Z)	9.500	06-15-17	185,000	207,200

Graphic Packaging International, Inc.	7.875	10-01-18	236,000	256,945

Packaging Dynamics Corp. (S)	8.750	02-01-16	240,000	248,700

Pretium Packaging LLC/Pretium Finance, Inc. (S)	11.500	04-01-16	160,000	164,400

Metals & Mining 3.40%

APERAM (S)	7.750	04-01-18	300,000	310,875

CSN Islands XI Corp. (S)(Z)	6.875	09-21-19	250,000	276,250

Essar Steel Algoma, Inc. (S)(Z)	9.375	03-15-15	500,000	500,000

Freeport-McMoRan Copper & Gold, Inc. (Z)	8.375	04-01-17	220,000	242,550

Gerdau Holdings, Inc. (S)(Z)	7.000	01-20-20	360,000	396,000

Metinvest BV (S)	8.750	02-14-18	555,000	595,238

Rain CII Carbon LLC/CII Carbon Corp. (S)	8.000	12-01-18	945,000	992,250

Rio Tinto Finance USA, Ltd. (Z)	7.125	07-15-28	710,000	863,498

Ryerson, Inc. (Z)	12.000	11-01-15	1,000,000	1,080,000

Teck Resources, Ltd. (Z)	10.750	05-15-19	240,000	306,912

Winsway Coking Coal Holding, Ltd. (S)	8.500	04-08-16	425,000	421,813

Paper & Forest Products 2.68%

ABI Escrow Corp. (S)	10.250	10-15-18	910,000	1,005,550

Boise Paper Holdings LLC/Boise
Co-Issuer Company	8.000	04-01-20	515,000	558,775

Grupo Papelero Scribe SA (S)(Z)	8.875	04-07-20	1,800,000	1,710,000

NewPage Corp. (Z)	11.375	12-31-14	1,085,000	1,079,575

PE Paper Escrow GmbH (S)(Z)	12.000	08-01-14	95,000	109,725

Verso Paper Holdings LLC/Verso Paper, Inc. (S)	8.750	02-01-19	240,000	247,800

Telecommunication Services 8.52%				15,000,153

Communications Equipment 0.15%

Sable International Finance, Ltd. (S)(Z)	7.750	02-15-17	250,000	261,250

Diversified Telecommunication Services 3.91%

Axtel SAB de CV (S)(Z)	9.000	09-22-19	260,000	256,750

Axtel SAB de CV (S)(Z)	7.625	02-01-17	810,000	771,525

BellSouth Telecommunications, Inc. (Z)	6.300	12-15-15	598,380	641,709

Cincinnati Bell, Inc. (Z)	8.750	03-15-18	540,000	518,400

Frontier Communications Corp.	8.750	04-15-22	435,000	470,888

Frontier Communications Corp. (Z)	7.125	03-15-19	530,000	541,925

GXS Worldwide, Inc.	9.750	06-15-15	430,000	439,675

Intelsat Bermuda, Ltd. (Z)	11.250	02-04-17	1,470,000	1,604,138

12	Investors Trust | Semiannual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value	Value
Diversified Telecommunication Services (continued)

Intelsat Luxembourg SA, PIK (S)	11.500	02-04-17	$390,000	$428,025

Telecom Italia Capital SA (Z)	6.175	06-18-14	1,105,000	1,205,330

Wireless Telecommunication Services 4.46%

Bakrie Telecom Pte, Ltd. (S)	11.500	05-07-15	750,000	798,750

CC Holdings GS V LLC/Crown Castle GS III
Corp. (S)(Z)	7.750	05-01-17	410,000	453,050

Nextel Communications, Inc., Series D (Z)	7.375	08-01-15	1,340,000	1,350,050

NII Capital Corp.	10.000	08-15-16	320,000	367,200

SBA Tower Trust (S)(Z)	5.101	04-15-17	580,000	594,500

Sprint Capital Corp. (Z)	8.750	03-15-32	1,065,000	1,166,175

Sprint Capital Corp. (Z)	8.375	03-15-12	1,970,000	2,080,813

Sprint Capital Corp. (Z)	6.900	05-01-19	1,000,000	1,050,000

Utilities 3.49%				6,148,302

Electric Utilities 2.15%

BVPS II Funding Corp. (Z)	8.890	06-01-17	550,000	617,192

CE Generation LLC (Z)	7.416	12-15-18	512,000	529,850

Exelon Corp. (Z)	4.900	06-15-15	1,015,000	1,087,863

FPL Energy National Wind LLC (S)(Z)	5.608	03-10-24	244,741	247,597

PNPP II Funding Corp. (Z)	9.120	05-30-16	289,000	307,233

Texas Competitive Electric Holdings Company
LLC/TCEH Finance, Inc. (S)	11.500	10-01-20	155,000	158,875

United Maritime Group LLC	11.750	06-15-15	475,000	496,375

W3A Funding Corp. (Z)	8.090	01-02-17	343,380	345,100

Independent Power Producers & Energy Traders 0.66%

Ipalco Enterprises, Inc. (Z)	8.625	11-14-11	315,000	325,238

NRG Energy, Inc.	7.375	01-15-17	795,000	831,769

Multi-Utilities 0.68%

DTE Energy Company (Z)	7.625	05-15-14	1,040,000	1,201,210

Convertible Bonds 2.28% (1.60% of Total Investments)				$4,011,188

(Cost $2,976,396)

Consumer Discretionary 1.47%				2,579,775

Media 1.47%

XM Satellite Radio, Inc. (S)(Z)	7.000	12-01-14	$1,770,000	2,579,775

Financials 0.21%				374,163

Real Estate Investment Trusts 0.21%

Corporate Office Properties LP (S)(Z)	4.250	04-15-30	370,000	374,163

Industrials 0.31%				554,125

Airlines 0.31%

United Continental Holdings, Inc. (Z)	4.500	06-30-21	550,000	554,125

Materials 0.29%				503,125

Containers & Packaging 0.29%

Owens-Brockway Glass Container, Inc. (S)(Z)	3.000	06-01-15	500,000	503,125

See notes to financial statements	Semiannual report | Investors Trust	13

		Maturity
	Rate (%)	date	Par value	Value
Capital Preferred Securities 1.05% (0.73% of Total Investments)				$1,844,113

(Cost $1,957,604)

Financials 1.05%				1,844,113

Commercial Banks 0.39%

HSBC Finance Capital Trust IX (5.911% to
11-30-15, then 3 month LIBOR + 1.926%) (Z)	5.911	11-30-35	$700,000	681,625

Diversified Financial Services 0.66%

NB Capital Trust IV (Z)	8.250	04-15-27	1,130,000	1,162,488

U.S. Government & Agency Obligations 38.22%
(26.77% of Total Investments)				$67,286,150

(Cost $66,893,641)

U.S. Government 21.77%				38,321,039

U.S. Treasury Bonds	4.250	11-15-40	$390,000	380,006

U.S. Treasury Notes
Note	3.625	02-15-21	1,065,000	1,094,787
Note	2.125	02-29-16	2,530,000	2,556,881
Note (Z)	2.500	03-31-15	18,500,000	19,234,265
Note (Z)	2.500	04-30-15	2,430,000	2,524,352
Note (Z)	2.375	02-28-15	1,295,000	1,340,830
Note (Z)	1.250	08-31-15	4,905,000	4,818,397
Note (Z)	1.250	09-30-15	6,500,000	6,371,521

U.S. Government Agency 16.45%				28,965,111

Federal Home Loan Mortgage Corp.
30 Yr Pass Thru Ctf	6.500	06-01-37	55,025	61,718
30 Yr Pass Thru Ctf	6.500	10-01-37	103,803	116,428
30 Yr Pass Thru Ctf	6.500	11-01-37	208,249	233,806
30 Yr Pass Thru Ctf	6.500	12-01-37	97,644	109,520
30 Yr Pass Thru Ctf	6.500	12-01-37	65,163	73,088
30 Yr Pass Thru Ctf	6.500	03-01-38	418,756	470,734
30 Yr Pass Thru Ctf	6.500	03-01-38	191,835	215,167
30 Yr Pass Thru Ctf	6.500	09-01-39	165,576	185,714

Federal National Mortgage Association
30 Yr Pass Thru Ctf	6.500	07-01-36	895,690	1,007,672
30 Yr Pass Thru Ctf	6.500	10-01-37	595,759	669,871
30 Yr Pass Thru Ctf (Z)	6.500	01-01-39	3,547,219	3,984,054
30 Yr Pass Thru Ctf (Z)	5.500	06-01-38	9,413,090	10,149,476
30 Yr Pass Thru Ctf	5.000	TBA	390,000	411,686
30 Yr Pass Thru Ctf (Z)	4.500	10-01-40	4,107,209	4,238,683
30 Yr Pass Thru Ctf (Z)	4.000	08-01-40	7,059,115	7,037,494

Foreign Government Obligations 2.49%
(1.74% of Total Investments)				$4,383,526

(Cost $4,118,056)

Argentina 1.36%				2,396,100

City of Buenos Aires (S)(Z)	12.500	04-06-15	$1,700,000	1,912,500

Provincia de Neuquen Argentina (S)	7.875	04-26-21	480,000	483,600

Canada 0.42%				742,876
Province of Ontario	3.150	12-15-17	735,000	742,876

Georgia 0.12%				199,542
Republic of Georgia (S)	6.875	04-12-21	200,000	199,542

14	Investors Trust | Semiannual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value	Value
Mexico 0.47%				$829,980

Government of Mexico
Bond (Z)	5.125	01-15-20	$315,000	332,955
Bond (Z)	5.875	02-17-14	450,000	497,025

South Korea 0.12%				215,028

Korea Development Bank (Z)	4.375	08-10-15	205,000	215,028

Term Loans (M) 0.39% (0.28% of Total Investments)				$690,813

(Cost $689,500)

Industrials 0.39%				690,813

Delta Air Lines, Inc.	— (T)	04-14-17	$700,000	690,813

Collateralized Mortgage Obligations 7.08%
(4.96% of Total Investments)				$12,471,830

(Cost $10,807,353)

Commercial & Residential 6.30%				11,094,327

American Home Mortgage Assets
Series 2006-6, Class XP IO	2.361	12-25-46	$8,644,711	579,116

American Tower Trust
Series 2007-1A, Class C (S)	5.615	04-15-37	195,000	207,574

Bear Stearns Alt-A Trust
Series 2005-3, Class B2 (P)	2.572	04-25-35	395,723	26,185

Countrywide Alternative Loan Trust
Series 2006-OA12, Class X IO	2.660	09-20-46	49,413,732	3,319,985

First Horizon Alternative Mortgage Securities
Series 2004-AA5, Class B1 (P)	2.353	12-25-34	254,547	34,753

Global Tower Partners Acquisition Partners LLC
Series 2007-1A, Class G (S)	7.874	05-15-37	360,000	370,854

GSR Mortgage Loan Trust
Series 2006-4F, Class 6A1	6.500	05-25-36	2,758,076	2,172,655
Series 2004-9, Class B1 (P)	3.599	08-25-34	770,910	295,519

Harborview Mortgage Loan Trust
Series 2005-8, Class 1X IO	2.400	09-19-35	5,195,958	279,428
Series 2007-3, Class ES IO	0.350	05-19-47	8,999,532	59,397
Series 2007-4, Class ES IO	0.350	07-19-47	10,906,741	59,878
Series 2007-6, Class ES IO (S)	0.342	08-19-37	7,495,569	47,822

IndyMac Index Mortgage Loan Trust
Series 2004-AR13, Class B1	5.296	01-25-35	305,908	32,546
Series 2005-AR18, Class 1X IO	2.225	10-25-36	10,542,809	527,140
Series 2005-AR18, Class 2X IO	2.225	10-25-36	9,857,995	492,900
Series 2005-AR5, Class B1 (P)	2.642	05-25-35	408,338	3,285

Merrill Lynch Mortgage Investors Trust
Series 2006-AF1, Class MF1 (H)	6.862	08-25-36	267,205	3

Morgan Stanley Capital I
Series 2008-HQ8, Class AM (P)	5.642	03-12-44	995,000	1,062,022

Provident Funding Mortgage Loan Trust
Series 2005-1, Class B1 (P)	2.671	05-25-35	361,423	78,472

WaMu Mortgage Pass Through Certificates
Series 2005-AR1, Class X IO	1.623	01-25-45	14,037,288	647,933
Series 2005-AR4, Class B1 (P)	2.583	04-25-35	1,406,901	378,888
Series 2005-AR8, Class X IO	1.755	07-25-45	7,890,379	417,972

See notes to financial statements	Semiannual report | Investors Trust	15

		Maturity
	Rate (%)	date	Par value	Value
U.S. Government Agency 0.78%				$1,377,503

Federal National Mortgage Association
Series 398, Class C3 IO	4.500	05-25-39	$1,508,623	355,700
Series 402, Class 3 IO	4.000	11-25-39	1,136,091	253,045
Series 402, Class 4 IO	4.000	10-25-39	1,992,235	436,828
Series 407, Class 7 IO	5.000	03-25-41	1,090,000	267,813
Series 407, Class 8 IO	5.000	03-25-41	265,000	64,117

Asset Backed Securities 1.16% (0.81% of Total Investments)				$2,038,310

(Cost $1,946,086)

Asset Backed Securities 1.16%				2,038,310

Aircraft Certificate Owner Trust
Series 2003-1A, Class E (S)	7.001	09-20-22	$170,000	158,100

ContiMortgage Home Equity Loan Trust
Series 1995-2, Class A–5	8.100	08-15-25	36,338	35,960

Countrywide Asset-Backed Certificates
Series 2006-3, Class 2A2 (P)	0.392	06-25-36	951,186	824,250

Dominos Pizza Master Issuer LLC
Series 2007-1, Class M1 (S)	7.629	04-25-37	1,000,000	1,020,000

			Shares	Value
Common Stocks 2.90% (2.03% of Total Investments)				$5,101,034

(Cost $5,579,387)

Consumer Discretionary 0.85%				1,500,153

Hotels, Restaurants & Leisure 0.05%

Greektown Superholdings, Inc. (I)			977	96,547

Media 0.80%

Charter Communications, Inc., Class A (I)(Z)			11,505	678,105

Dex One Corp. (I)(Z)			20,979	88,112

SuperMedia, Inc. (I)(Z)			1,578	8,111

Vertis Holdings, Inc. (I)			34,015	629,278

Materials 2.05%				3,600,881

Containers & Packaging 2.05%

Smurfit-Stone Container Corp. (I)(Z)			93,578	3,600,881

Preferred Securities 3.34% (2.34% of Total Investments)				$5,885,821

(Cost $5,526,753)

Consumer Discretionary 1.54%				2,720,169

Automobiles 0.15%

General Motors Company, Series B, 4.750%			5,290	263,495

Hotels, Restaurants & Leisure 1.07%

Greektown Superholdings, Inc., Series A (I)			19,074	1,884,893

Media 0.32%

Nielsen Holdings NV, 6.250%			950,000	571,781

Energy 0.28%				491,252

Oil, Gas & Consumable Fuels 0.28%

Apache Corp., Series D, 6.000%			6,980	491,252

16	Investors Trust | Semiannual report	See notes to financial statements

	Shares	Value
Financials 1.20%		$2,107,600

Commercial Banks 0.63%

Zions Bancorporation, Series E, 11.000%	40,000	1,106,000

Real Estate Investment Trusts 0.57%

Public Storage, Inc., Depositary Shares,
Series W, 6.500% (Z)	40,000	1,001,600

Utilities 0.32%		566,800

Electric Utilities 0.32%

PPL Corp., 9.500%	10,000	566,800

	Par value	Value
Short-Term Investments 0.06% (0.04% of Total Investments)		$110,000

(Cost $110,000)

Repurchase Agreement 0.06%		110,000

Repurchase Agreement with State Street Corp. dated 4-29-11
at 0.010% to be repurchased at $110,000 on 5-2-11,
collateralized by $105,000 Federal Home Loan Mortgage Corp.,
4.500% due 1-15-14 (valued at $116,025, including interest)	$110,000	110,000

Total investments (Cost $237,824,122)† 142.77%		$251,354,385

Other assets and liabilities, net (42.77%)		($75,303,487)

Total net assets 100.00%		$176,050,898

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

IO Interest Only Security — Interest Tranche of Stripped Mortgage Pool

LIBOR London Interbank Offered Rate

PIK Payment-in-kind

TBA To Be Announced

(H) Non-income producing — Issuer is in default.

(I) Non-income producing security.

(M) Term loans are variable rate obligations. The coupon rate shown represents the rate at period end unless the investment is unsettled.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(Q) Perpetual bonds have no stated maturity date. Date shown is next call date.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $62,589,576 or 35.55% of the Fund’s net assets as of 4-30-11.

(T) All or a portion of this position represents unsettled loan commitment. The coupon rate will be determined at time of settlement.

(Z) All or a portion of this security is pledged as collateral pursuant to the Committed Facility Agreement. Total collateral value at 4-30-11 was $178,683,319 (see Note 8).

† At 4-30-11, the aggregate cost of investment securities for federal income tax purposes was $238,424,755. Net unrealized appreciation aggregated $12,929,630, of which $22,789,160 related to appreciated investment securities and $9,859,530 related to depreciated investment securities.

See notes to financial statements	Semiannual report | Investors Trust	17

F I N A N C I A L   S T A T E M E N T S

Financial statements

Statement of assets and liabilities 4-30-11 (unaudited)

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value for each common share.

Assets

Investments, at value (Cost $237,824,122)	$251,354,385
Cash	3,123,051
Cash held at broker for futures contracts	68,475
Receivable for investments sold	414,684
Dividends and interest receivable	3,510,015
Other receivables and prepaid expenses	68,823

Total assets	258,539,433

Liabilities

Payable for investments purchased	1,954,762
Payable for delayed delivery securities purchased	410,536
Committed facility agreement payable (Note 8)	80,000,000
Payable for futures variation margin (Note 3)	4,789
Interest payable (Note 8)	15,326
Payable to affiliates
Accounting and legal services fees	4,857
Trustees’ fees	17,309
Other liabilities and accrued expenses	80,956

Total liabilities	82,488,535

Net assets

Capital paid-in	$175,246,492
Undistributed net investment income	1,310,482
Accumulated net realized loss on investments and futures contracts	(13,958,930)
Net unrealized appreciation (depreciation) on investments and
futures contracts	13,452,854

Net assets	$176,050,898

Net asset value per share

Based on 8,527,835 shares of beneficial interest outstanding — unlimited
number of shares authorized with no par value	$20.64

18	Investors Trust | Semiannual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Statement of operations For the six-month period ended 4-30-11
(unaudited)

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Interest	$9,346,654
Dividends	125,140
Less foreign taxes withheld	(179)

Total investment income	9,471,615

Expenses

Investment management fees (Note 5)	666,328
Accounting and legal services fees (Note 5)	10,397
Transfer agent fees (Note 5)	49,882
Trustees’ fees (Note 5)	27,309
Printing and postage (Note 5)	37,169
Professional fees	53,326
Custodian fees	13,939
Interest expense (Note 8)	583,390
Stock exchange listing fees	11,805
Other	11,567

Total expenses	1,465,112

Net investment income	8,006,503

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments	(2,944,968)
Futures contracts (Note 3)	28,092

(2,916,876)
Change in net unrealized appreciation (depreciation) of
Investments	7,644,895
Futures contracts (Note 3)	19,476

7,664,371

Net realized and unrealized gain	4,747,495

Increase in net assets from operations	$12,753,998

See notes to financial statements	Semiannual report | Investors Trust	19

F I N A N C I A L   S T A T E M E N T S

Statements of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Six months
	ended	Year
	4-30-11	ended
	(unaudited)	10-31-10
Increase (decrease) in net assets

From operations
Net investment income	$8,006,503	$18,170,832
Net realized gain (loss)	(2,916,876)	880,369
Change in net unrealized appreciation (depreciation)	7,664,371	16,096,569

Increase in net assets resulting from operations	12,753,998	35,147,770

Distributions to shareholders
From net investment income	(8,248,152)	(17,506,522)

From Fund share transactions (Note 6)	599,663	1,326,215

Total increase	5,105,509	18,967,463

Net assets

Beginning of period	170,945,389	151,977,926

End of period	$176,050,898	$170,945,389

Undistributed net investment income	$1,310,482	$1,552,131

20	Investors Trust | Semiannual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Statement of cash flows

This Statement of Cash Flows shows cash flow from operating and financing activities for the period stated.

For the
six-month
period ended
4-30-11
(unaudited)
Cash flows from operating activities

Net increase in net assets from operations	$12,753,998
Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
Long-term investments purchased	(34,695,613)
Long-term investments sold	32,059,392
Decrease in short-term investments	2,781,000
Net amortization of premium (discount)	16,111
Decrease in dividends and interest receivable	599,980
Decrease in payable for investments purchased	(8,961,446)
Decrease in receivable for investments sold	10,977,937
Increase in cash held at broker for futures contracts	(16,125)
Increase in prepaid assets	(37,226)
Decrease in payable for futures variation margin	(4,688)
Increase in payable to affiliates	18,089
Decrease in interest payable	(10,145)
Decrease in other liabilities and accrued expenses	(10,468)
Net change in unrealized (appreciation) depreciation on investments	(7,644,895)
Net realized loss on investments	2,944,968

Net cash provided by operating activities	$10,770,869

Cash flows from financing activities
Distributions to common shareholders net of reinvestments	(7,648,489)

Net cash used by financing activities	($7,648,489)

Net increase in cash	$3,122,380

Cash at beginning of period	$671

Cash at end of period	$3,123,051

Supplemental disclosure of cash flow information

Cash paid for interest	$593,535

Noncash financing activities not included herein consist of	599,663
reinvestment of distributions

See notes to financial statements	Semiannual report | Investors Trust	21

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

COMMON SHARES
Period ended	4-30-11[1]	10-31-10	10-31-09	10-31-08[2]	12-31-07	12-31-06	12-31-05

Per share operating performance

Net asset value, beginning
of period	$20.11	$18.03	$14.51	$19.21	$19.90	$20.04	$21.22
Net investment income[3]	0.94	2.15	1.70	1.49	1.89	1.74	1.70
Net realized and unrealized
gain (loss) on investments	0.56	2.00	3.51	(4.80)	(0.72)	(0.07)	(1.07)
Distributions to Auction
Preferred Shares (APS)*	—	—	—	(0.19)	(0.55)	(0.50)	(0.34)
Total from
investment operations	1.50	4.15	5.21	(3.50)	0.62	1.17	0.29
Less distributions to
common shareholders
From net investment income	(0.97)	(2.07)	(1.69)	(1.20)	(1.31)	(1.31)	(1.47)
Net asset value, end
of period	$20.64	$20.11	$18.03	$14.51	$19.21	$19.90	$20.04
Per share market value,
end of period	$21.64	$21.13	$17.73	$13.46	$17.01	$19.04	$17.70
Total return at net asset
value (%)[4]	7.55[5]	23.81	39.26	(18.78)[5]	3.73	6.54	1.78[6]
Total return at market
value (%)[4]	7.31[5]	32.29	47.62	(14.91)[5]	(4.00)	15.41	(15.06)

Ratios and supplemental data

Net assets applicable to
common shares, end of
period (in millions)	$176	$171	$152	$121	$160	$164	$165
Ratios (as a percentage of
average net assets):
Expenses before reductions
(excluding
interest expense)	1.04[7]	1.12	1.43	1.42[7]	1.16[8]	1.17[8]	1.17[8]
Interest expense (Note 8)	0.68[7]	0.81	1.00	0.83[7]	—	—	—
Expenses before reductions
(including interest expense)	1.72[7]	1.93	2.43	2.25[7]	1.16[8]	1.17[8]	1.17[8]
Net investment income	9.40[7]	11.33	11.34	9.93[7]	9.55[9]	8.80[9]	8.25[9]
Portfolio turnover (%)	14	71	72[10]	37	46	63	144

22	Investors Trust | Semiannual report	See notes to financial statements

COMMON SHARES
Period ended	4-30-11[1]	10-31-10	10-31-09	10-31-08[2]	12-31-07	12-31-06	12-31-05

Senior securities

Total value of APS outstanding
(in millions)	—	—	—	—	$86	$86	$86
Involuntary liquidation
preference per unit
(in thousands)	—	—	—	—	25	25	25
Average market value per unit
(in thousands)	—	—	—	—	25	25	25
Asset coverage per unit[11]	—	—	—	—[12]	$71,364	$72,917	$72,072
Total debt outstanding end of
period (in millions) (Note 8)	$80	$80	$67	$58	—	—	—
Asset coverage per $1,000
of APS[13]	—	—	—	—	$2,856	$2,910	$2,913
Asset coverage per $1,000
of debt[14]	$3,201	$3,136	$3,268	$3,090	—	—	—

* Auction Preferred Shares (APS).
1 Semiannual period from 11-1-10 to 4-30-11. Unaudited.
2 For the ten-month period ended 10-31-08. The Fund changed its fiscal year end from December 31 to October 31.
3 Based on the average daily shares outstanding.
4 Total return based on net asset value reflects changes in the Fund’s net asset value during each period. Total return based on market value reflects changes in market value. Each figure assumes that dividend and capital gain distributions, if any, were reinvested. These figures will differ depending upon the level of any discount from or premium to net asset value at which the Fund’s shares traded during the period.
5 Not annualized.
6 Unaudited.
7 Annualized.
8 Ratios calculated on the basis of expenses relative to the average net assets of common shares. Without the exclusion of preferred shares, the ratios of expenses would have been 0.76%, 0.77% and 0.77% for the years ended 12-31-07, 12-31-06 and 12-31-05, respectively.
9 Ratios calculated on the basis of net investment income relative to the average net assets of common shares. Without the exclusion of preferred shares, the ratios of net investment income would have been 6.26%, 5.77% and 5.47% for the years ended 12-31-07, 12-31-06 and 12-31-05, respectively.
10 The Portfolio turnover rate, including the effect of “TBA” (to be announced) securities for the year ended 10-31-09 was 100%.
11 Calculated by subtracting the Fund’s total liabilities from the Fund’s total assets and dividing that amount by the number of APS outstanding, as of the applicable 1940 Act Evaluation Date, which may differ from the financial reporting date.
12 In May 2008, the Fund entered into a Committed Facility Agreement with a third-party commercial bank in order to redeem the APS. The redemption of all APS was completed on 6-12-08 (Note 8).
13 Asset coverage equals the total net assets plus APS divided by the APS of the Fund outstanding at period end.
14 Asset coverage equals the total net assets plus borrowings divided by the borrowings of the Fund outstanding at period end (Note 8).

See notes to financial statements	Semiannual report | Investors Trust	23

Notes to financial statements
(unaudited)

Note 1 — Organization

John Hancock Investors Trust (the Fund) is a closed-end diversified management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act).

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

24	Investors Trust | Semiannual report

The following is a summary of the values by input classification of the Fund’s investments as of April 30, 2011, by major security category or type:

				LEVEL 3
			LEVEL 2	SIGNIFICANT
	TOTAL MARKET	LEVEL 1	SIGNIFICANT	UNOBSERVABLE
INVESTMENTS IN SECURITIES	VALUE AT 4-30-11	QUOTED PRICE	OBSERVABLE INPUTS	INPUTS

Corporate Bonds	$147,531,600	—	$145,388,122	$2,143,478
Convertible Bonds	4,011,188	—	4,011,188	—
Capital Preferred Securities	1,844,113	—	1,844,113	—
U.S. Government & Agency
Obligations	67,286,150	—	67,286,150	—
Foreign Government
Obligations	4,383,526	—	4,383,526	—
Term Loans	690,813	—	690,813	—
Collateralized Mortgage
Obligations	12,471,830	—	11,392,393	1,079,437
Asset Backed Securities	2,038,310	—	1,880,210	158,100
Common Stocks	5,101,034	$4,375,209	—	725,825
Preferred Securities	5,885,821	3,429,147	571,781	1,884,893
Short-Term Investments	110,000	—	110,000	—

Total Investments
in Securities	$251,354,385	$7,804,356	$237,558,296	$5,991,733
Other Financial
Instruments:
Futures	($77,409)	($77,409)	—	—

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. During the six-month period ended April 30, 2011, there were no significant transfers in or out of Level 1 or Level 2 assets.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. Transfers in or out of Level 3 represent the beginning value of any security or instrument where a change in the level has occurred from the beginning to the end of the period.

		COLLATERALIZED
	CORPORATE	MORTGAGE	ASSET BACKED	COMMON	PREFERRED
	BONDS	OBLIGATIONS	SECURITIES	STOCKS	SECURITIES	TOTAL

Balance as of 10-31-10	$637,920	$994,286	—	$108,035	$2,109,179	$3,849,420
Realized gain (loss)	(1,740,960)	(308,307)	—	—	—	(2,049,267)
Change in unrealized appreciation
(depreciation)	1,601,459	613,338	($4,463)	216,668	(224,286)	2,202,716
Purchases	1,709,788	422	162,563	401,122	—	2,273,895
Sales	(64,729)	(5,474)	—	—	—	(70,203)
Transfers into Level 3	—	—	—	—	—	—
Transfers out of Level 3	—	(214,828)	—	—	—	(214,828)
Balance as of 4-30-11	$2,143,478	$1,079,437	$158,100	$725,825	$1,884,893	$5,991,733
Change in unrealized at period end*	($152,087)	$305,031	($4,463)	$216,667	($224,286)	$140,862

*Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at the period end.

In order to value the securities, the Fund uses the following valuation techniques. Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as

Semiannual report | Investors Trust	25

institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost. Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees.

Repurchase agreements. The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement, it receives collateral which is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income is recorded when the Fund becomes aware of the dividends. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful.

Payment-in-kind bonds. The Fund may invest in payment-in-kind bonds (PIK Bonds). PIK Bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. The market prices of PIK Bonds are affected to a greater extent by interest rate changes and thereby tend to be more volatile than securities which pay cash interest periodically. The Fund accrues income on these securities and this income is required to be distributed to shareholders. Because no cash is received at the time income accrues on these securities, the Fund may need to sell other investments to make distributions.

Real estate investment trusts. From time to time, the Fund may invest in real estate investment trusts (REITs) and, as a result, will estimate the components of distributions from these securities. Distributions from REITs received in excess of income are recorded as a reduction of cost of investments and/or as a realized gain.

Stripped securities. Stripped mortgage backed securities are financial instruments structured to separate principal and interest cash flows so that one class receives the entire principal from the underlying mortgage assets (PO or principal only), while the other class receives the interest cash flows (IO or interest only). Both PO and IO investments represent an interest in the cash flows of an underlying stripped mortgage backed security. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully receive its initial investment in an IO security. The market value of these securities can be extremely volatile in response to changes in interest rates. In addition, these securities present additional credit risk such that the Fund may not receive all or part of its principal or interest payments because the borrower or issuer has defaulted on its obligation.

26	Investors Trust | Semiannual report

Overdrafts. Pursuant to the custodian agreement, the Fund’s custodian may, in its discretion, advance funds to the Fund to make properly authorized payments. When such payments result in an overdraft, the Fund is obligated to repay the custodian for any overdraft, including any costs or expenses associated with the overdraft. The custodian has a lien, security interest or security entitlement in any Fund property, that is not segregated, to the maximum extent permitted by law to the extent of any overdraft.

Expenses. The majority of expenses are directly attributable to an individual fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Federal income taxes. The Fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, the Fund has a capital loss carryforward of $10,225,436 available to offset future net realized capital gains as of October 31, 2010. The following table details the capital loss carryforward available as of October 31, 2010.

CAPITAL LOSS CARRYFORWARD EXPIRING AT OCTOBER 31
2013	2014	2015	2016	2017

$2,727,115	$2,605,424	$1,304,634	$912,660	$2,675,603

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

As of October 31, 2010, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure. The Fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The Fund generally declares and pays dividends quarterly and capital gain distributions, if any, annually.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

Capital accounts within financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sales loss deferrals, defaulted bonds, derivative transactions, and amortization and accretion on debt securities.

Semiannual report | Investors Trust	27

Statement of cash flows. Information on financial transactions that have been settled through the receipt and disbursement of cash is presented in the Statement of Cash Flows. The cash amount shown in the Statement of Cash Flows is the amount included in the Fund’s Statement of Assets and Liabilities and represents the cash on hand at its custodian and does not include any short-term investments.

Note 3 — Derivative instruments

The Fund may invest in derivatives in order to meet its investment objectives. The use of derivatives may involve risks different from, or potentially greater than, the risks associated with investing directly in securities. Specifically, derivatives expose the Fund to the risk that the counterparty to an over-the-counter (OTC) derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction. If the counterparty defaults, the Fund will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or that the Fund will succeed in enforcing them.

Futures. A futures contract is a contractual agreement to buy or sell a particular commodity, currency, or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates and potential losses in excess of the amounts recognized on the Statement of Assets and Liabilities.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is generally based on a percentage of the contract value; this amount is the initial margin for the trade. The margin deposit must then be maintained at the established level over the life of the contract. Futures contracts are marked-to-market daily and an appropriate payable or receivable for the change in value (variation margin) is recorded by the Fund.

During the six months ended April 30, 2011, the Fund used futures contracts to manage duration of the portfolio. The following table summarizes the contracts held at April 30, 2011. During the six months ended April 30, 2011, the Fund held futures contracts with absolute notional values ranging from $7.1 million to $7.4 million, as measured at each quarter end.

					UNREALIZED
OPEN	NUMBER OF				APPRECIATION
CONTRACTS	CONTRACTS	POSITION	EXPIRATION DATE	NOTIONAL VALUE	(DEPRECIATION)

U.S. Treasury 30-Year	10	Long	Jun 2011	$1,223,750	$31,222
Bond Futures
U.S. Treasury 10-Year	22	Short	Jun 2011	(2,665,094)	(57,297)
Note Futures
U.S. Treasury 5-Year	27	Short	Jun 2011	(3,198,656)	(51,334)
Note Futures
Total					($77,409)

28	Investors Trust | Semiannual report

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the Fund at April 30, 2011 by risk category:

		FINANCIAL	ASSET	LIABILITY
	STATEMENT OF ASSETS AND	INSTRUMENTS	DERIVATIVES	DERIVATIVES
RISK	LIABILITIES LOCATION	LOCATION	FAIR VALUE	FAIR VALUE

Interest rate contracts	Payables for futures	Futures†	$31,222	($108,631)
	variation margin

Total			$31,222	($108,631)

† Reflects cumulative appreciation/depreciation of futures as disclosed in Note 3. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

Effect of derivative instruments on the Statement of Operations

The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six-month period ended April 30, 2011:

		FUTURES
RISK	STATEMENT OF OPERATIONS LOCATION	CONTRACTS

Interest rate contracts	Net realized gain	$28,092
Total		$28,092

The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six-month period ended April 30, 2011:

		FUTURES
RISK	STATEMENT OF OPERATIONS LOCATION	CONTRACTS

Interest rate contracts	Change in unrealized appreciation	$19,476
	(depreciation)
Total		$19,476

Note 4 — Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 5 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Adviser) serves as investment adviser for the Fund. The Adviser is an indirect wholly owned subsidiary of Manulife Financial Corporation (MFC).

Management fee. The Fund has an investment management agreement with the Adviser under which the Fund pays a daily management fee to the Adviser equivalent, on an annual basis, to the sum of (a) 0.650% of the first $150,000,000 of the Fund’s average daily net assets and the value attributed to the committed facility agreement (collectively, managed assets), (b) 0.375% of the next $50,000,000, (c) 0.350% of the next $100,000,000 and (d) 0.300% of the Fund’s average daily managed assets in excess of $300,000,000. The Adviser has a subadvisory agreement with John

Semiannual report | Investors Trust	29

Hancock Asset Management a division of Manulife Asset Management (US) LLC (formerly MFC Global Investment Management (U.S.), LLC), an indirectly owned subsidiary of MFC and an affiliate of the Adviser. The Fund is not responsible for payment of the subadvisory fees.

The investment management fees incurred for the six months ended April 30, 2011 were equivalent to an annual effective rate of 0.53% of the Fund’s average daily managed assets.

Accounting and legal services. Pursuant to a service agreement, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services of the Fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These accounting and legal services fees incurred for the six months ended April 30, 2011 amounted to an annual rate of 0.01% of the Fund’s average daily net assets.

Trustee expenses. The Fund compensates each Trustee who is not an employee of the Adviser or its affiliates. These Trustees may, for tax purposes, elect to defer receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan (the Plan). Deferred amounts are invested in various John Hancock funds and remain in the funds until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting liability are included within Other receivables and prepaid expenses and Payable to affiliates — Trustees’ fees, respectively, in the accompanying Statement of Assets and Liabilities.

Note 6 — Fund share transactions

Transactions in Fund shares for the six months ended April 30, 2011 and the year ended October 31, 2010 were as follows:

	Six months ended 4-30-11		Year ended 10-31-10
	Shares	Amount	Shares	Amount

Distributions reinvested	29,228	$599,663	67,824	$1,326,215

Note 7 — Leverage risk

The Fund utilizes a Committed Facility Agreement (CFA) to increase its assets available for investment. When the Fund leverages its assets, common shareholders bear the fees associated with the facility and have the potential to benefit or be disadvantaged from the use of leverage.

The Adviser’s fee is also increased in dollar terms from the use of leverage. Consequently, the Fund and the Adviser may have differing interests in determining whether to leverage the Fund’s assets. Leverage creates risks that may adversely affect the return for the holders of common shares, including:

• the likelihood of greater volatility of net asset value and market price of common shares

• fluctuations in the interest rate paid for the use of the credit facility

• increased operating costs, which may reduce the Fund’s total return

• the potential for a decline in the value of an investment acquired through leverage, while the Fund’s obligations under such leverage remains fixed

• the Fund is more likely to have to sell securities in a volatile market in order to meet asset coverage or other debt compliance requirements

To the extent the income or capital appreciation derived from securities purchased with funds received from leverage exceeds the cost of leverage, the Fund’s return will be greater than if leverage had not been used, conversely, returns would be lower if the cost of the leverage exceeds the income or capital appreciation derived.

30	Investors Trust | Semiannual report

Note 8 — Committed Facility Agreement

The Fund has entered into a Committed Facility Agreement (CFA) with a subsidiary of BNP Paribas (BNP) that allows it to borrow up to $91 million and to invest the borrowings in accordance with its investment practices. Prior to April 29, 2011, the Fund could borrow up to $80 million under the CFA.

Borrowings under the CFA are secured by the assets of the Fund as disclosed in the Fund’s investments. Interest charged is at the rate of one-month LIBOR (reset daily) plus 0.70% and is payable monthly. Under the terms of the CFA, the Fund also paid a one time arrangement fee of 0.25% of the maximum commitment financing, which was accrued and paid over the first year of the CFA. The Fund also pays a commitment fee of 0.60% per annum on the unused portion of the commitment. Prior to April 29, 2011, the interest rate was one-month LIBOR plus 0.95% and the commitment fee was 0.70% per annum on the unused portion of the commitment. The arrangement fee and commitment fee for the six months ended April 30, 2011, totaled $92,221 and $367, respectively, and are included in the interest expense in the Statement of operations. As of April 30, 2011, the Fund had borrowings of $80,000,000 at an interest rate of 0.91%, which are reflected on the Statement of assets and liabilities. During the six months ended April 30, 2011, the average borrowing under the CFA and the effective average interest rate were $80,000,000 and 1.20%, respectively.

The Fund may terminate the CFA with 90 days’ notice and, if the Board of Trustees determines that the elimination of all indebtedness leveraging the Fund’s investments is in the best interest of the Fund’s shareholders, the Fund may terminate the agreement with 30 days’ notice. In addition, if certain asset coverage and collateral requirements, minimum net assets or other covenants are not met, the CFA could be deemed in default and result in termination. Absent a default or a facility termination event, BNP is required to provide the Fund with 270 days’ notice prior to terminating or amending the CFA.

The Fund has entered into an agreement with BNP that allows BNP to borrow a portion of the pledged collateral (Lent Securities) in an amount not to exceed the lesser of: (i) outstanding borrowings owed by the Fund to BNP and (ii) thirty-three and one-third percent of the Fund’s total assets. The Fund can designate any security within the pledged collateral as ineligible to be a Lent Security and can recall any of the Lent Securities. The Fund also has the right to apply and set-off an amount equal to one hundred percent (100%) of the then-current fair market value of such Lent Securities against the current borrowings under the CFA. During the six months ended April 30, 2011, the Fund had no income from Lent Securities.

Note 9 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, aggregated $29,673,453 and $29,915,247, respectively, for the six months ended April 30, 2011. Purchases and sales of U.S. Treasury obligations aggregated $5,022,160 and $2,144,145, respectively, for the six months ended April 30, 2011.

Semiannual report | Investors Trust	31

Additional information

Unaudited

Investment objective and policy

The Fund is a closed-end diversified management investment company, common shares of which were initially offered to the public on January 29, 1971 and are publicly traded on the NYSE. The Fund’s primary investment objective is to generate income for distribution to its shareholders, with capital appreciation as a secondary objective. The preponderance of the Fund’s assets are invested in a diversified portfolio of debt securities, some of which may carry equity features. Up to 50% of the value of the Fund’s assets may be invested in restricted securities acquired through direct placement. The Fund may also invest in repurchase agreements.

On March 9, 2011, the Board of Trustees amended the Fund’s investment policy regarding the use of reverse repurchase agreement transactions. The new policy provides the following:

Reverse repurchase agreements. The Fund may engage in reverse repurchase agreement transactions to the extent permitted under the Investment Company Act of 1940, as amended (“1940 Act”), and related guidance of the Securities and Exchange Commission and its staff. The Fund intends to use reverse repurchase agreements to obtain investment leverage either alone and/or in combination with other forms of investment leverage. The Fund may also use reverse repurchase agreement transactions for temporary or emergency purposes. In a reverse repurchase agreement transaction, the Fund temporarily transfers possession of a portfolio instrument to another party in return for cash. At the same time, the Fund agrees to repurchase the instrument at an agreed upon time and price, which reflects an interest payment. The value of the portfolio securities transferred may substantially exceed the purchase price received by the Fund under the reverse repurchase agreement transaction and, during the life of the reverse repurchase agreement transaction, the Fund may be required to transfer additional securities if the market value of those securities initially transferred declines. In engaging in a reverse repurchase transaction, the Fund may transfer (“sell”) any of its portfolio securities to a broker-dealer, bank or another financial institution counterparty as determined by the Adviser to be appropriate. In accordance with guidance from the SEC and its staff from time to time in effect, the Fund will earmark or segregate liquid assets equal to repayment obligations under the reverse repurchase agreements. When the Fund enters into a reverse repurchase agreement transaction, any fluctuations in the market value of either the securities transferred to another party or the securities in which the proceeds may be invested would affect the market value of the Fund’s assets. As a result, such transactions may increase fluctuations in the market value of the Fund’s assets.

On March 9, 2011, the Board of Trustees also approved certain other investment policy changes, as summarized below:

(i) investment policy stating that “The Fund may also purchase preferred stock and may acquire common stock through the exercise of conversion or exchange rights acquired in connection with other securities owned by the Fund.” was replaced with the following: “The Fund may also purchase preferred securities and may acquire common stock through the exercise of conversion or exchange rights acquired in connection with other securities owned by the Fund.”;

(ii) investment policy stating that “The Fund will not acquire any additional preferred or common stock if as a result of that acquisition the value of all preferred and common stocks in the Fund’s portfolio would exceed 20% of its total assets.” was replaced with the following: “The Fund will not acquire any additional preferred securities or common stock if as a result of that acquisition the value of all preferred securities and common stocks in the Fund’s portfolio would exceed 20% of its total assets.”; and

32	Investors Trust | Semiannual report

(iii) investment policy stating that “The Fund may also purchase income producing securities which are convertible into or come with rights to purchase preferred and common stocks.” was replaced with the following: “The Fund may also purchase income producing securities which are convertible into or come with rights to purchase preferred securities and common stocks.”

Bylaws and Declaration of Trust

In November 2002, the Board of Trustees adopted several amendments to the Fund’s bylaws, including provisions relating to the calling of a special meeting and requiring advance notice of shareholder proposals or nominees for Trustee. The advance notice provisions in the bylaws require shareholders to notify the Fund in writing of any proposal that they intend to present at an annual meeting of shareholders, including any nominations for Trustee, between 90 and 120 days prior to the first anniversary of the mailing date of the notice from the prior year’s annual meeting of shareholders. The notification must be in the form prescribed by the bylaws. The advance notice provisions provide the Fund and its Trustees with the opportunity to thoughtfully consider and address the matters proposed before the Fund prepares and mails its proxy statement to shareholders. Other amendments set forth the procedures that must be followed in order for a shareholder to call a special meeting of shareholders. In October 2008, the Fund’s bylaws were amended with respect to notice requirements for Trustee nominations and other proposals by the Fund’s shareholders. These provisions require the disclosure of the nominating shareholder and the nominee’s investment interests as they relate to the Fund, as well as the name of any other shareholder supporting the nominee for election as a Trustee or the proposal of other business. In order for notice to be proper, such notice must disclose the economic interests of the nominating shareholder and nominee, including his or her holdings of shares in the Fund, the intent upon which those shares were acquired, and any hedging arrangements (including leveraged or short positions) made with respect to the shares of the Fund. Additionally, any material interest that the shareholder has in the business to be brought before the meeting must be disclosed. Please contact the Secretary of the Fund for additional information about the advance notice requirements or the other amendments to the bylaws. On August 21, 2003, shareholders approved the amendment of the Fund’s bylaws, effective August 26, 2003, to provide for the issuance of preferred shares.

On March 31, 2008, the shareholders approved an amendment to the Fund’s Declaration of Trust to permit the Fund’s Board of Trustees to delegate the authority to declare dividends to a Dividend Committee consisting of officers, employees or agents of the Fund.

Dividends and distributions

During the six-month period ended April 30, 2011, distributions totaling $0.9696 per share were paid to common shareholders. The dates of payments and the amounts per share are as follows:

INCOME
PAYMENT DATE	DIVIDEND

December 31, 2010	$0.5054
March 31, 2011	0.4642
Total	$0.9696

Dividend reinvestment plan

The Board of Trustees approved certain amendments to the Fund’s Dividend Reinvestment Plan. The Dividend Reinvestment Plan that is in effect as of July 1, 2011 is described below.

Pursuant to the Fund’s Dividend Reinvestment Plan (the Plan), distributions of dividends and capital gains are automatically reinvested in common shares of the Fund by The Bank of New York Mellon (the Plan Agent). Every shareholder holding at least one full share of the Fund is entitled to participate in the Plan. In addition, every shareholder who became a shareholder of the Fund after June 30, 2011

Semiannual report | Investors Trust	33

and holds at least one full share of the Fund will be automatically enrolled in the Plan. Shareholders who do not participate in the Plan will receive all distributions in cash.

If the Fund declares a dividend or distribution payable either in cash or in common shares of the Fund and the market price of shares on the payment date for the distribution or dividend equals or exceeds the Fund’s net asset value per share (NAV), the Fund will issue common shares to participants at a value equal to the higher of NAV or 95% of the market price. The number of additional shares to be credited to each participant’s account will be determined by dividing the dollar amount of the distribution or dividend by the higher of NAV or 95% of the market price. If the market price is lower than NAV, or if dividends or distributions are payable only in cash, then participants will receive shares purchased by the Plan Agent on participants’ behalf on the New York Stock Exchange (the NYSE) or otherwise on the open market. If the market price exceeds NAV before the Plan Agent has completed its purchases, the average per share purchase price may exceed NAV, resulting in fewer shares being acquired than if the Fund had issued new shares.

There are no brokerage charges with respect to common shares issued directly by the Fund. However, whenever shares are purchased or sold on the NYSE or otherwise on the open market, each participant will pay a pro rata portion of brokerage trading fees, currently $0.05 per share purchased or sold. Brokerage trading fees will be deducted from amounts to be invested.

The reinvestment of dividends and net capital gains distributions does not relieve participants of any income tax that may be payable on such dividends or distributions.

Shareholders participating in the Plan may buy additional shares of the Fund through the Plan at any time in amounts of at least $50 per investment, up to a maximum of $10,000, with a total calendar year limit of $100,000. Shareholders will be charged a $5 transaction fee plus $0.05 per share brokerage trading fee for each order. Purchases of additional shares of the Fund will be made on the open market. Shareholders who elect to utilize monthly electronic fund transfers to buy additional shares of the Fund will be charged a $2 transaction fee plus $0.05 per share brokerage trading fee for each automatic purchase. Shareholders can also sell Fund shares held in the Plan account at any time by contacting the Plan Agent by telephone, in writing or by visiting the Plan Agent’s Web site at www.bnymellon.com/shareowner/equityaccess. The Plan Agent will mail a check to you (less applicable brokerage trading fees) on settlement date, which is three business days after your shares have been sold. If you choose to sell your shares through your stockbroker, you will need to request that the Plan Agent electronically transfer your shares to your stockbroker through the Direct Registration System.

Shareholders participating in the Plan may withdraw from the Plan at any time by contacting the Plan Agent by telephone, in writing or by visiting the Plan Agent’s Web site at www.bnymellon.com/shareowner/equityaccess. Such termination will be effective immediately if the notice is received by the Plan Agent prior to any dividend or distribution record date; otherwise, such termination will be effective on the first trading day after the payment date for such dividend or distribution, with respect to any subsequent dividend or distribution. If you withdraw, your shares will be credited to your account; or, if you wish, the Plan Agent will sell your full and fractional shares and send you the proceeds, less a transaction fee of $5.00 and less brokerage trading fees of $0.05 per share. If a shareholder does not maintain at least one whole share of common stock in the Plan account, the Plan Agent may terminate such shareholder’s participation in the Plan after written notice. Upon termination, shareholders will be sent a check for the cash value of any fractional share in the Plan account, less any applicable broker commissions and taxes.

Shareholders who hold at least one full share of the Fund may join the Plan by notifying the Plan Agent by telephone, in writing or by visiting the Plan Agent’s Web site at www.bnymellon.com/shareowner/equityaccess. If received in proper form by the Plan Agent before the record date of a dividend, the election will be effective with respect to all dividends paid after such record date. If you wish to participate in the Plan and your shares are held in the

34	Investors Trust | Semiannual report

name of a brokerage firm, bank or other nominee, please contact your nominee to see if it will participate in the Plan for you. If you wish to participate in the Plan, but your brokerage firm, bank or other nominee is unable to participate on your behalf, you will need to request that your shares be re-registered in your own name, or you will not be able to participate. The Plan Agent will administer the Plan on the basis of the number of shares certified from time to time by you as representing the total amount registered in your name and held for your account by your nominee.

Experience under the Plan may indicate that changes are desirable. Accordingly, the Fund and the Plan Agent reserve the right to amend or terminate the Plan. Participants generally will receive written notice at least 90 days before the effective date of any amendment. In the case of termination, participants will receive written notice at least 90 days before the record date for the payment of any dividend or distribution by the Fund.

All correspondence or additional information about the Plan should be directed to The Bank of New York Mellon, c/o BNY Mellon Shareowner Services, c/o Mellon Investor Services, P.O. Box 358035, Pittsburgh, PA 15252-8035 (Telephone: 1-800-852-0218 (within the U.S. and Canada), 1-201-680-6578 (International Telephone Inquiries), and 1-800-231-5469 (For the Hearing Impaired (TDD)).

Shareholder communication and assistance

If you have any questions concerning the Fund, we will be pleased to assist you. If you hold shares in your own name and not with a brokerage firm, please address all notices, correspondence, questions or other communications regarding the Fund to the transfer agent at:

Mellon Investor Services
Newport Office Center VII
480 Washington Boulevard
Jersey City, NJ 07310
Telephone: 1-800-852-0218

If your shares are held with a brokerage firm, you should contact that firm, bank or other nominee for assistance.

Shareholder meeting

The Fund held its Annual Meeting of Shareholders on January 21, 2011. The following proposal was considered by the shareholders:

Proposal: Election of eleven (11) Trustees to serve until their respective successors have been duly elected and qualified. The votes cast with respect to each Trustee are set forth below.

THE PROPOSAL PASSED ON JANUARY 21, 2011.

	TOTAL VOTES	TOTAL VOTES WITHHELD
	FOR THE NOMINEE	FROM THE NOMINEE

James F. Carlin	6,867,873	122,795
William H. Cunningham	6,858,359	132,309
Deborah C. Jackson	6,832,067	158,601
Charles L. Ladner	6,852,119	138,549
Stanley Martin	6,869,691	120,977
Hugh McHaffie	6,864,651	126,017
John A. Moore	6,847,763	142,905
Patti McGill Peterson	6,840,251	150,417
Steven R. Pruchansky	6,867,236	123,432
Gregory A. Russo	6,872,927	117,741
John G. Vrysen	6,863,520	127,148

Semiannual report | Investors Trust	35

More information

Trustees	Officers	Investment adviser
Steven R. Pruchansky,	Keith F. Hartstein	John Hancock Advisers, LLC
Chairperson	President and
James F. Carlin	Chief Executive Officer	Subadviser
William H. Cunningham		John Hancock Asset Management
Deborah C. Jackson*	Andrew G. Arnott	(formerly MFC Global
Charles L. Ladner,*	Senior Vice President	Investment Management
Vice Chairperson	and Chief Operating Officer	(U.S.), LLC)
Stanley Martin*
Hugh McHaffie†	Thomas M. Kinzler	Custodian
Dr. John A. Moore	Secretary and Chief Legal Officer	State Street Bank and
Patti McGill Peterson*		Trust Company
Gregory A. Russo	Francis V. Knox, Jr.
John G. Vrysen†	Chief Compliance Officer	Transfer agent
Mellon Investor Services
*Member of the	Charles A. Rizzo
Audit Committee	Chief Financial Officer	Legal counsel
†Non-Independent Trustee		K&L Gates LLP
Salvatore Schiavone
	Treasurer	Stock symbol
Listed New York Stock
Exchange: JHI

For shareholder assistance refer to page 35

You can also contact us:
	1-800-852-0218	Regular mail:
	jhfunds.com	Mellon Investor Services
Newport Office Center VII
480 Washington Boulevard
Jersey City, NJ 07310

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site www.jhfunds.com or by calling 1-800-852-0218.

The report is certified under the Sarbanes-Oxley Act, which requires mutual funds and other public companies to affirm that, to the best of their knowledge, the information in their financial reports is fairly and accurately stated in all material respects.

The Fund is listed for trading on the NYSE and has filed with the NYSE its chief executive officer certification regarding compliance with the NYSE’s listing standards. The Fund also files with the SEC the certification of its chief executive officer and chief financial officer required by Section 302 of the Sarbanes-Oxley Act.

36	Investors Trust | Semiannual report

PRESORTED
STANDARD
U.S. POSTAGE
PAID
MIS

1-800-852-0218
1-800-231-5469 TDD
1-800-843-0090 EASI-Line
www.jhfunds.com

P50SA 4/11
6/11

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Not applicable.
(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to previously disclosed John Hancock Funds – Governance Committee Charter.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached “John Hancock Funds – Governance Committee Charter”.

(c)(2) Contact person at the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Investors Trust

By:

/s/ Keith F. Hartstein
Keith F. Hartstein
President and
Chief Executive Officer

Date: June 20, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/ Keith F. Hartstein
Keith F. Hartstein
President and
Chief Executive Officer

Date: June 20, 2011

By:

/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date: June 20, 2011